RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized and Realized (Losses)/Gains (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Hedges | Interest expense
Derivative [Line Items]
Amount of realized (losses)/gains in the year	CAD 11	CAD 7
Commodity contract
Derivative [Line Items]
Unrealized losses on derivative instruments held for trading	(37)	(40)
Realized losses on derivative instruments held for trading	(151)	(28)
Commodity contract | Derivative Financial Instruments in Hedging Relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	(179)	130
Foreign exchange
Derivative [Line Items]
Unrealized losses on derivative instruments held for trading	(21)	(20)
Realized losses on derivative instruments held for trading	(112)	(28)
Interest rate | Derivative Financial Instruments in Hedging Relationships
Derivative [Line Items]
Amount of realized (losses)/gains in the year	CAD 8	CAD 4